Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000011209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,193	$ 15,193	$ 15,193	$ 13,557	$ 12,434	$ 13,368	$ 10,768	$ 10,448	$ 10,588	$ 10,202	$ 9,531	$ 9,737	$ 9,425
Average Annual Return, Percent	5.66%	6.50%	4.27%
C000011209 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	12.07%	7.78%	4.89%
C000011211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 15,000	$ 15,000	$ 15,000	13,488	12,472	13,500	10,946	10,695	10,929	10,601	9,976	10,264	10,000
Average Annual Return, Percent	10.22%	7.00%	4.14%
C000011211 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	11.22%	7.00%	4.14%
C000160060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,788	$ 15,788	$ 15,788	14,127	13,001	14,006	11,297	10,980	11,163	10,786	10,091	10,333	10,000
Average Annual Return, Percent	11.76%	7.53%	4.67%
C000011212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 8,240,348	$ 8,240,348	$ 8,240,348	7,343,614	6,732,291	7,208,414	5,793,853	5,608,092	5,672,812	5,457,758	5,085,253	5,181,332	5,000,000
Average Annual Return, Percent	12.21%	8.00%	5.12%
MSCI ACWI NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR Index
Account Value	$ 23,117	$ 23,117	$ 23,117	19,755	17,496	19,545	14,676	13,690	13,298	11,984	10,238	10,283	10,000
Average Annual Return, Percent	17.02%	11.05%	8.74%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	$ 11,727	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Average Annual Return, Percent	5.10%	0.19%	1.61%
Sixty MSCI World NR Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,835	$ 18,835	$ 18,835	16,675	15,634	17,161	14,324	13,143	12,428	11,644	10,662	10,418	10,000
Average Annual Return, Percent	12.96%	7.46%	6.54%
MSCI World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World NR Index
Account Value	$ 24,841	$ 24,841	$ 24,841	$ 20,992	$ 18,498	$ 20,364	$ 15,077	$ 14,060	$ 13,568	$ 12,128	$ 10,444	$ 10,492	$ 10,000
Average Annual Return, Percent	18.34%	12.06%	9.53%